Fair value measurement	6 Months Ended
Jun. 30, 2023
Fair value measurement
Fair value measurement

22.Fair value measurement

The Group has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables and accrued labilities and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group’s marketable securities are fair valued by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

Due to most of the Group’s long-term debt being either recently acquired debt measured at fair value or short-term in nature, the Group has determined for the long-term obligations measured at amortised cost that fair values approximate their carrying amounts. The fair value of the redeemable Class A ordinary shares was measured at their redemption amount.

The following table shows the carrying values, fair values and fair value hierarchy of the Group’s financial instruments as at 30 June 2023, 31 December 2022 and 1 January 2022:

		30 June 2023		31 December 2022		1 January 2022
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Amortized cost
Trade and other receivables		20,881	20,881	53	53	—	—
		20,881	20,881	53	53	—	—
Fair value through profit or loss
Cash and cash equivalents	1	43,732	43,732	42	42	955	955
Investments	1	—	—	268,909	268,909	265,156	265,156
Derivative financial assets
Silver stream embedded derivative	3	3,740	3,740	—	—	—	—
Copper stream embedded derivative	3	5,479	5,479	—	—	—	—
		52,951	52,951	268,951	268,951	266,111	266,111
Total financial assets		73,832	73,832	269,004	269,004	266,111	266,111

Financial liabilities
Amortized cost
Trade and other payables		63,754	63,754	927	927	604	604
Lease liability		16,247	16,247	—	—	—	—
Loans and borrowings		425,907	425,907	786	786	—	—
Other financial liabilities (excluding contingent consideration)		10,326	10,326	280,996	285,428	253,530	274,436
		516,234	516,234	282,709	287,141	254,134	275,040
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty Deed	3	43,130	43,130	—	—	—	—
Contingent copper consideration	3	97,200	97,200	—	—	—	—
Deferred consideration	2	75,000	75,000	—	—	—	—
Derivative financial liabilities
Public Warrants	1	12,374	12,374	4,335	4,335	5,174	5,174
Private Warrants	2	9,150	9,150	3,107	3,107	3,266	3,266
Mezz Warrants	3	13,310	13,310	—	—	—	—
Mezz Facility embedded derivative	2	42,821	42,821	—	—	—	—
		292,985	292,985	7,442	7,442	8,440	8,440
Total financial liabilities		809,219	809,219	290,151	294,583	262,574	283,480

There have been no transfers between the different fair value hierarchy levels in any of the periods presented in the financial statements.

22.Fair value measurement (continued)

Derivative instruments

The following table shows the fair values of the Group’s derivative financial assets and liabilities as at 30 June 2023, 31 December 2022 and 1 January 2022.

		30 June	31 December	1 January
US$ thousand	Note	2023	2022	2022
Derivative financial assets
Current
Silver stream embedded derivative	(a)	705	—	—
Copper stream embedded derivative	(b)	9	—	—
		714	—	—

Non-current
Silver stream embedded derivative	(a)	3,035	—	—
Copper stream embedded derivative	(b)	5,470	—	—
		8,505	—	—
Total derivative financial assets		9,219	—	—

Derivative financial liabilities
Current
Warrants	(c)	—	—	—
Mezz facility embedded derivative	(d)	11,792	—	—
Conversion option	(e)	—	—	—
		11,792	—	—

Non-current
Warrants	(c)	34,834	7,443	8,440
Mezz facility embedded derivative	(d)	31,029	—	—
Conversion option	(e)	—	—	—
		65,863	7,443	8,440
Total derivative financial liabilities		77,655	7,443	8,440

(a)Silver stream embedded derivative

The silver stream is recognised as a financial liability at amortised cost and it contains an embedded derivative in relation to the embedded silver price within the agreement that is measured at fair value through profit or loss each reporting period. The silver stream embedded derivative is valued using a silver future curve simulation valuation model.

22.Fair value measurement (continued)

The following key inputs were used for the valuation of the embedded derivative, in addition to estimation of the Group’s anticipated deliveries of silver over the term of the agreement. The significant unobservable input used in the fair value measurement of the embedded derivative pertains to the anticipated silver deliveries. In isolation, a significant increase (decrease) in anticipated silver deliveries would result in a significantly lower (higher) fair value measurement.

	30 June	31 December	1 January
	2023	2022	2022
Silver spot price (per oz)	$22.81	—	—
Own credit spread	8.81%	—	—
Average silver price (per oz)	$24.38	—	—

The following table presents the continuity schedule for the silver stream embedded derivative for each of the following periods:

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	—	—
Change in fair value	3,740	—
Balance, end of period	3,740	—

(b)Copper stream embedded derivative

The copper stream is recognised as a financial liability at amortised cost and it contains a single compound embedded derivative in relation to the embedded copper price within the agreement and the buy-down option (Note 18). The compound embedded derivative is measured at fair value through profit or loss each reporting period. The copper stream embedded derivative is valued using a copper future curve simulation valuation model.

The following key inputs were used for the valuation of the compound embedded derivative, in addition to estimation of the Group’s anticipated deliveries of copper over the term of the agreement. The significant unobservable input used in the fair value measurement of the embedded derivative pertains to the anticipated copper deliveries. In isolation, a significant increase (decrease) in anticipated copper deliveries would result in a significantly lower (higher) fair value measurement.

	30 June	31 December	1 January
	2023	2022	2022
Copper spot price (per tonne)	$8,323	—	—
Copper price volatility	26.35%
Own credit spread	9.49%	—	—
Average copper price (per tonne)	$8,341	—	—

The following table presents the continuity schedule for the copper stream embedded derivative for each of the following periods:

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	4,430	—
Change in fair value	1,049	—
Balance, end of period	5,479	—

22.Fair value measurement (continued)

(c)Warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants
For six months ended 30 June 2023
Balance, beginning of period	4,335	3,108	—
Promissory note conversion warrants	—	102	—
Issuance of warrants	—	—	13,665
Change in fair value	8,039	5,940	(355)
Balance, end of period	12,374	9,150	13,310
For six months ended 30 June 2022
Balance, beginning of period	5,174	3,266	—
Issuance of warrants	—	480	—
Change in fair value	(401)	(325)	—
Exercise of warrants	—	—	—
Balance, end of period	4,773	3,421	—

The Group’s Public Warrants, Private Placement Warrants and Mezz Warrants are classified and accounted for as derivative liabilities at fair value through profit or loss as they did not meet the “fixed for fixed” criteria under IAS 32.

●	On 20 September 2021, the Company’s Public Warrants began trading on the NYSE. The fair value of the Company’s Public Warrants is based on unadjusted quoted prices in an active market (NYSE). As of 30 June 2023, there were 8,838,260 Public Warrants outstanding.
●	The Company determined that the closing price of the Public Warrants as at 30 June 2023 was an appropriate estimate for the fair value of Private Placement Warrants due to a make-whole provision in the contractual terms of the Private Placement Warrants Agreement. As of 30 June 2023, there were 6,535,304 Private Placement Warrants outstanding.
●	During the period ended 30 June 2023, the Company issued 3,187,500 Mezz Warrants to Sprott Private Resource Lending II (Collector-2), LP in accordance with the terms of the Mezz Facility (Note 18). The fair value of the Mezz Warrants is determined using a Monte Carlo simulation model.

The initial fair value of the Mezz Warrants recognised on inception was $13,665 thousand. The following assumptions were used for the valuation of the Mezz Warrants. The significant unobservable inputs in the fair value measurement are the expected life of the Mezz Warrants and the expected volatility based on comparable publicly traded companies. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the expected volatility is accompanied by a directionally opposite change in the assumption used for the expected life of the Mezz Warrants.

	30 June	31 December	1 January
	2023	2022	2022
Risk-free rate	3.93%	—	—
Warrant expected life	5 years	—	—
Expected volatility	53.94%	—	—
Expected dividend yield	0%	—	—
Share price	$10.30	—	—

As of 30 June 2023, there were 3,187,500 Mezz Warrants outstanding.

22.Fair value measurement (continued)

(d)Mezz Facility embedded derivative

The Mezz Facility is recognised as a financial liability at amortised cost and it contains a single compound embedded derivative in relation to the prepayment option and the interest rate margin referenced to the LME Cash Settlement Price that is measured at fair value through profit or loss at each reporting period. The fair value of the compound embedded derivative was determined using a Monte-Carlo simulation model in relation to the future copper price and incorporation of the Longstaff-Schwartz algorithm to value the prepayment option. The key inputs in the valuation technique include the risk-free rate, copper price volatility, copper price forward curve, and the Company’s credit spread.

The following table presents the continuity schedule for the Mezz Facility embedded derivative for each of the following periods:

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	42,098	—
Change in fair value	723	—
Balance, end of period	42,821	—

(e)	Conversion option

During the year ended 31 December 2022, the 2022 Sponsor Convertible Note was recognised as a financial liability at amortised cost and it contained an embedded derivative in relation to the conversion option that was measured at fair value through profit or loss. The conversion option was fair valued using a Monte Carlo simulation valuation model based on key inputs including the expected volatility of MAC’s ordinary shares as implied from the pricing of MAC’s Public Warrants, the expected holding period, risk-free rate, exercise price, and underlying warrant value, which were based on market conditions, management assumptions, and terms of the 2022 Sponsor Convertible Note.

On 6 May 2022, the conversion option was recognised as a derivative liability in the amount of $8 thousand. The conversion option was exercised by the Sponsor on 24 May 2022 (Note 18).

The following assumptions were used for the Monte Carlo valuation of the conversion option:

	24 May 2022
	Conversion (Final	6 May 2022 Borrowing
	Measurement)	(Initial Measurement)
Underlying warrant value	$0.60	$0.80
Exercise price	$1.50	$1.50
Holding period	0.35	0.40
Risk-free rate	1.25%	1.18%
Volatility	59.57%	55.35%

22.Fair value measurement (continued)

Contingent consideration

The following table shows the fair values of the Company’s contingent consideration as at 30 June 2023, 31 December 2022 and 1 January 2022:

		30 June	31 December	1 January
US$ thousand	Note	2023	2022	2022
Royalty deed	(a)	43,130	—	—
Contingent copper consideration	(b)	97,200	—	—
Deferred consideration	(c)	75,000	—	—
		215,330	—	—

(a)Royalty deed

In connection with the acquisition of CMPL, the Company entered into a NSR royalty agreement with Glencore pursuant to which after the Closing of the Acquisition, CMPL will pay to Glencore a royalty equal to 1.5% from all NSR from all marketable and metal-bearing copper material produced from the mining tenure held by CMPL at the time of the initial Business Combination (Note 25). The contingent consideration was recognised at fair value on acquisition and at 30 June 2023. The contingent consideration is fair valued using the present value of discounted cash flows based on the expected amounts and timing of the NSR over the expected life of the CSA mine using an effective interest rate of 8%. The NSR is determined using consensus copper prices less estimated treatment and refining costs under the offtake agreement with Glencore.

The discount rate of 8% takes into consideration the risks in the cash flow forecasts and the cost of debt. A significant increase (decrease) in the discount rate, in isolation, would result in a significant lower (higher) fair value measurement.

The following table presents the continuity schedule for the royalty deed for each of the following periods:

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	43,130	—
Change in fair value	—	—
Royalty payments	—	—
Balance, end of period	43,130	—

(b)Contingent copper consideration

The consideration for the acquisition of CMPL included two contingent cash payments of $75,000 thousand each that are unsecured, fully subordinated and payable if, over the life of the mine, the average daily LME closing copper price is greater than $4.25/lb for any rolling 18-month period and $4.50/lb for any rolling 24-month period, respectively (Note 25). The contingent consideration was recognised at fair value on acquisition and at 30 June 2023. Given the contingent consideration is subject to the uncertainty of future LME copper prices, a Monte Carlo simulation model is used to determine the fair value. The fair value for each contingent component is the result of the average expected payoff of all simulation iterations discounted to the present value at the risk-free borrowing rate. The change in fair value is dependent on the movement in copper prices and the change in the risk-free borrowing rate.

22.Fair value measurement (continued)

The following key inputs were used for the valuation of the contingent copper consideration. The significant unobservable input in the fair value measurement is the reversion factor. A significant increase (decrease) in the reversion factor, in isolation, would result in a significantly higher (lower) fair value measurement.

	30 June	31 December	1 January
	2023	2022	2022
Long-term copper price	$3.63	—	—
Copper spot price	$3.77	—	—
Annual price volatility	25.70%	—	—
Annual inflation rate	1.07%	—	—
Risk-free rate	3.97%	—	—
Reversion factor	11.55%	—	—

The following table presents the continuity schedule for the contingent copper consideration for each of the following periods:

	Six months ended 30 June
US$ thousand	2023	2022
Balance, beginning of period	—	—
Initial recognition	97,200	—
Change in fair value	—	—
Balance, end of period	97,200	—

(c)Deferred consideration

The consideration for the acquisition of CMPL included a deferred cash payment of $75,000 thousand accounted for as contingent consideration and measured at fair value on the acquisition date and at 30 June 2023 (Note 25). The contingent consideration is fair valued based on the present value of the expected cash payment, taking into account the timing and estimated proceeds from the Company’s planned ASX listing (Note 25).